Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2020	2019	2018
Net profit attributable to owners of the parent	million	€29	€6,622	€3,608
Weighted average number of shares outstanding	thousand	1,572,020	1,564,114	1,548,439
Basic earnings per share	€	€0.02	€4.23	€2.33

		Years ended December 31,
		2020	2019	2018
Net profit from continuing operations attributable to owners of the parent	million	€29	€2,694	€3,323
Weighted average number of shares outstanding	thousand	1,572,020	1,564,114	1,548,439
Basic earnings per share from continuing operations	€	€0.02	€1.72	€2.15

		Years ended December 31,
		2020	2019	2018
Net profit from discontinued operations attributable to owners of the parent	million	€—	€3,928	€285
Weighted average number of shares outstanding	thousand	1,572,020	1,564,114	1,548,439
Basic earnings per share from discontinued operations	€	€—	€2.51	€0.18
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2020	2019	2018
Net profit attributable to owners of the parent	million	€29	€6,622	€3,608
Weighted average number of shares outstanding	thousand	1,572,020	1,564,114	1,548,439
Number of shares deployable for share-based compensation	thousand	5,293	6,736	19,400
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,577,313	1,570,850	1,567,839
Diluted earnings per share	€	€0.02	€4.22	€2.30

		Years ended December 31,
		2020	2019	2018
Net profit from continuing operations attributable to owners of the parent	million	€29	€2,694	€3,323
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,577,313	1,570,850	1,567,839
Diluted earnings per share from continuing operations	€	€0.02	€1.71	€2.12

		Years ended December 31,
		2020	2019	2018
Net profit from discontinued operations attributable to owners of the parent	million	€—	€3,928	€285
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,577,313	1,570,850	1,567,839
Diluted earnings per share from discontinued operations	€	€—	€2.50	€0.18